Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000252454
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Short Duration High Yield ETF
C000252455
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia U.S. High Yield ETF
Without Sales Load [Member] | C000252454
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%
Without Sales Load [Member] | C000252455
Average Annual Return [Line Items]
Average Annual Return, Percent	1.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.04%
ICE BofA 0-5 Year BB-B US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-5 Year BB-B US High Yield Constrained Index
Average Annual Return, Percent	2.52%
Bloomberg U.S. Corporate High-Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Index
Average Annual Return, Percent	2.81%